Commitments and Contingencies (Details) - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Underwriting discount	2.00%	2.00%
Gross proceeds of Initial public offering	$ 15,000,000	$ 15,000,000
Underwriters fees	$ 30,284,626	$ 30,284,626